ACQUISITION OF GATOS SILVER, INC. (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Disclosure of allocation of the purchase consideration [Table Text Block]
177,433,066 Consideration Shares issued to Gatos shareholders with a fair value of $5.68 per share(1)	$1,007,819
2,207,762 DSUs and RSUs of Gatos converted to First Majestic common shares with a fair value of $5.68 per share(1)	12,540
8,242,244 Options of Gatos converted to First Majestic Options with an accounting fair value of $3.51 per option(3)	26,023
Other consideration(2)	7,841
Total consideration	$1,054,223

(1) Fair value of Consideration Shares was estimated at $5.68 per share based on the opening price of First Majestic's common shares on the New York Stock Exchange on January 16, 2025.

(2) Other consideration is made up of cash payments for withholding taxes and payments made for fractional shares.

(3) The fair value of Options was estimated using the Black-Scholes method as at the Acquisition Date, using the following assumptions:

Disclosure of fair value of Options estimated using the Black-Scholes method as at the Acquisition Date [Table Text Block]
Risk-free interest rate (%)	2.94% - 3.05%
Expected life (years)	3.99
Expected Volatility (%)	58%
Expected dividend yield (%)	0.28%

Disclosure of detailed information about identifiable assets acquired and liabilities assumed [Table Text Block]
Allocation of Purchase Price
Cash and cash equivalents(2)	$167,401
Inventories	19,107
Trade and other receivables(1)	19,644
VAT receivables	2,026
Prepaid expenses and other	6,505
Mining interest	1,658,689
Property, plant and equipment	185,261
Right-of-use assets	281
Trade and other payables	(65,037)
Income taxes payable	(12,717)
Lease obligations	(415)
Decommissioning liabilities	(8,112)
Deferred tax liabilities	(511,314)
Net assets acquired	$1,461,319
Non-controlling interests	(407,096)
Net assets attributable to the Company	$1,054,223

(1) Trade and other receivables are expected to be fully recoverable.

(2) Cash acquired by the Company on the Acquisition Date was $159.6 million net of withholding taxes on RSU settlements and payments made for fractional shares amounting to $7.8 million.

Disclosure of detailed information about significant assumptions used in the determination of the fair value of the mining interests [Table Text Block]
Average long-term prices:
Silver	$28.50
Gold	$2,200
Zinc	$1.25
Lead	$1.10
Copper	$4.50
Discount rate	6.0%
Average grades over life of mine:
Silver	150 g/t
Gold	0.21 g/t
Zinc	3.84%
Lead	2.01%
Copper	0.20%
Average recovery rate:
Silver	88.20%
Gold	54.20%
Zinc	63.10%
Lead	88.10%
Copper	74.00%
Mine life (years)	10